SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥)	Mar. 31, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 342,889	¥ 385,332
Accrued liabilities to suppliers	110,670,068	94,510,610
Other tax payable	13,099,309	10,461,217
Supplier deposit for quality	3,088,604	2,305,592
Service fee		58,320
Others	1,115,781	1,146,400
Total	¥ 128,316,651	¥ 108,867,471